Condensed Interim Statement of Changes in Shareholders' Equity - USD ($)	Issued capital [member]	Subscriptions received [member]	Other reserves [member]	Retained earnings [member]	Total
Beginning balance, value at Jan. 31, 2020	$ 4,302,411	$ 301,886		$ (4,519,341)	$ 84,956
Beginning balance, shares at Jan. 31, 2020	1,245,683
IfrsStatementLineItems [Line Items]
Private placement of shares - $5.56	$ 988,000	(301,886)			686,114
Shares issued for services	4,525,206				4,525,206
Private placement units - $2.32	746,365				746,365
Private placement units - $6.95	3,265,078				3,265,078
Net and comprehensive loss				(8,890,431)	(8,890,431)
Private placement of shares - $5.56, shares	239,015
Shares issued for services, shares	1,105,955
Private placement units - $2.32, shares	535,491
Private placement units - $6.95, shares	756,230
Share issuance cost - shares	$ (38,745)		38,745
Share issuance cost - shares	46,485
Share issuance cost – broker warrants	$ (123,981)		123,981
Share issuance cost - cash	(400,083)				(400,083)
Stock options granted			145,934		145,934
Ending balance, value at Jan. 31, 2021	$ 13,264,251		308,660	(13,409,772)	163,139
Ending balance, shares at Jan. 31, 2021	3,928,860
IfrsStatementLineItems [Line Items]
Shares issued for services	$ 12,658				12,658
Net and comprehensive loss				(4,211,271)	(4,211,271)
Share-based compensation			92,276		92,276
Shares issued for services, shares	2,277
Ending balance, value at Oct. 31, 2021	$ 13,276,909		400,936	(17,621,043)	(3,943,198)
Ending balance, shares at Oct. 31, 2021	3,931,137
IfrsStatementLineItems [Line Items]
Securities to be issued for financing costs		3,150,000			3,150,000
Shares issued for services			7,861		7,861
Net and comprehensive loss				(6,846,426)	(6,846,426)
Ending balance, value at Apr. 30, 2022	$ 13,276,909	3,150,000	408,797	(24,467,469)	(7,631,763)
Ending balance, shares at Apr. 30, 2022	157,154
Beginning balance, value at Oct. 31, 2021	$ 13,276,909		400,936	(17,621,043)	(3,943,198)
Beginning balance, shares at Oct. 31, 2021	3,931,137
IfrsStatementLineItems [Line Items]
Shares issued for services	$ 140,310				140,310
Net and comprehensive loss				(8,765,271)	(8,765,271)
Financing costs	2,124,885				2,124,885
Share-based compensation			279,622		279,622
Shares issued for services, shares	50,000
Share cancellation
Share cancellation, shares	(316,023)
IPO	$ 10,463,042				10,463,042
IPO, shares	3,728,549
IPO costs - cash	$ (1,840,861)				(1,840,861)
IPO costs – broker warrants	$ (318,581)		321,209		2,628
Financing costs, shares	757,212
Derecognition of warrant derivative			136,047		136,047
Ending balance, value at Oct. 31, 2022	$ 23,845,704		1,137,814	(26,386,314)	(1,402,796)
Ending balance, shares at Oct. 31, 2022	326,028
IfrsStatementLineItems [Line Items]
Shares issued for services	$ (361,539)		361,539
Net and comprehensive loss				(5,584,512)	(5,584,512)
Private placement units	$ 973,419				973,419
Private placement units, shares	118,667
Exercise of warrants	$ 637,812	283			638,095
Exercise of warrants, shares	66,666
Financing costs	$ (205,982)				(205,982)
Share-based compensation			406,154		406,154
Ending balance, value at Apr. 30, 2023	$ 24,889,414	$ 283	$ 1,905,507	$ (31,970,826)	$ (5,175,622)
Ending balance, shares at Apr. 30, 2023	511,361